DESCRIPTION OF PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Description of Plan [Line Items]
Schedule of Vesting by Periods of Service	Participants become fully vested in the Company Match and Company contributions as follows:

Years of Service	Vested Percentage
Less than 1	0%
1	25%
2	50%
3	75%
4 or more	100%